Segment reporting	6 Months Ended
Jun. 30, 2022
Segment reporting

3.	Segment reporting

The Company’s Management Board, as its chief operating decision maker, considers the operational business from a product rather than geographic perspective and has identified four reportable segments. Key performance indicators include revenue and operating profitability.

The individual segments consist of the following:

+	“Commercialized products” (marketed vaccines, currently the Group’s vaccines IXIARO and DUKORAL as well as third-party products),

+	“COVID” (development, manufacturing, and distribution related to Valneva’s SARS-CoV-2 vaccine candidate),

+	“Vaccine candidates” (proprietary research and development programs aiming to generate new approvable products in order to generate future cash flows from product sales or from commercialization through partnering with pharmaceutical companies, excluding COVID-19 vaccine candidates, which is presented separately), and

+	“Technologies and services” (services and inventions at the commercialization stage, i.e. revenue generated through collaborations, service, and licensing agreements).

Income statement by segment for the six months ended June 30, 2021:

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	31,762	—	—	—	—	31,762
Other revenues	10	—	1,849	13,880	—	15,740
Revenues	31,772	—	1,849	13,880	—	47,502
Cost of goods and services	(19,326)	(4,156)	—	(11,295)	—	(34,778)
Research and development expenses	(878)	(46,105)	(29,513)	(2,241)	—	(78,737)
Marketing and distribution expenses	(7,086)	(444)	(2,037)	(75)	—	(9,643)
General and administrative expenses	(2,519)	(9,438)	(3,256)	(2,194)	(3,498)	(20,904)
Other income and expenses, net	2,126	4,690	2,952	900	(279)	10,389
Operating income/(loss)	4,089	(55,454)	(30,005)	(1,025)	(3,776)	(86,172)

Income statement by segment for the six months ended June 30, 2022:

€ in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Corporate Overhead	Total
Product sales	29,537	3,798	—	—	—	33,335
Other revenues	15	89,383	956	(30,465)	—	59,889
Revenues	29,552	93,181	956	(30,465)	—	93,224
Cost of goods and services	(12,296)	(154,883)	—	(4,301)	—	(171,479)
Research and development expenses	(406)	(44,223)	(6,702)	(551)	—	(51,883)
Marketing and distribution expenses	(4,156)	(1,483)	(2,182)	(16)	—	(7,837)
General and administrative expenses	(3,236)	(8,359)	(1,759)	(924)	(1,752)	(16,031)
Other income and expenses, net	110	5,099	1,365	381	(3,359)	3,597
Operating income/(loss)	9,568	(110,667)	(8,322)	(35,876)	(5,111)	(150,410)

Revenue from contracts with customer by geographical segment

In presenting information on the basis of geographical segments, segment revenue is based on the final location where our distribution partner sells the product or where the customer/partner is located.

Six months ended June 30, 2021 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Canada	2,006	—	—	—	2,006
United States	23,589	—	—	5,781	29,370
United Kingdom	901	—	—	—	901
Austria	1,074	—	—	40	1,114
Nordics[1]	—	—	—	15	15
Germany	3,006	—	—	4,126	7,131
Other Europe	1,181	—	—	3,001	4,182
Other markets	15	—	1,849	466	2,330
Revenues from contracts with customers	31,772	—	1,849	13,429	47,050

Six months ended June 30, 2022 € in thousand	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Canada	6,683	—	—	—	6,683
United States	4,632	—	—	(36,073)	(31,442)
United Kingdom	5,523	89,383	—	1,025	95,931
Austria	3,744	—	—	2,410	6,154
Nordics[1]	2,535	—	—	—	2,535
Germany	2,177	—	—	20	2,197
Other Europe	4,119	—	—	1,357	5,476
Other markets	139	3,798	956	431	5,325
Revenues from contracts with customers	29,552	93,181	956	(30,830)	92,859

In the six months ended June 30, 2022, revenues from Technologies and services in the U.S. include €36.1 million net negative revenue from the updated terms of the Collaboration and License Agreement with Pfizer (see Note 1). In 2020, €31.6 million of revenue linked to this agreement with Pfizer was booked into Vaccine candidates segment. With the transfer of the VLA15 Lyme vaccine candidate to Pfizer in December 2020, all related revenues and costs were presented in technologies and services segment for periods from January 1, 2021 onward.

[1]	Includes Denmark, Finland, Norway and Sweden